Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 18,641	$ 8,393	$ 1,378
Accounts receivable	26,365	14,264	8,841
Total Current Assets	45,006	22,657	10,219
Total Assets	45,006	22,657	10,219
Current Liabilities:
Accounts payable	11,933	1,268
Accrued expenses	16,726	14,747	11,398
Due to subcontractors		3,573	1,730
Loan payable to factor	23,728	14,984
Sales tax payable	43,380	37,869	25,393
Loan payable to third party	24,985
Total Current Liabilities	120,752	72,441	38,521
Total Liabilities	120,752	72,441	38,521
Stockholder's Deficit:
Common stock $0.0001 par value; 500,000,000 shares authorized; 75,000,000 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	7,500	7,500	7,500
Additional paid-in capital	(7,140)	(7,140)	(7,140)
Accumulated deficit	(79,126)	(52,985)	(28,672)
Accumulated other comprehensive gain (loss)	3,020	2,841	10
Total Stockholder's Deficit	(75,746)	(49,784)	(28,302)
Total Liabilities and Stockholder's Deficit	$ 45,006	$ 22,657	$ 10,219